UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH U.S. Government Money Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: June 30

Date of reporting period: June 30, 2019

Item 1. Report to Stockholders.

Annual Report

JUNE 30, 2019

BBH U.S. GOVERNMENT MONEY MARKET FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other Fund communications electronically from the Fund by calling 1-800-575-1265 or from your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund by calling 1-800-575-1265 or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds in the fund complex or held with your financial intermediary.

BBH U.S. GOVERNMENT MONEY MARKET FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
June 30, 2019

For the 12-month period ended June 30, 2019, the BBH U.S. Government Money Market Fund (the “Fund”) returned 1.76% and 2.02% for its regular and institutional shares, respectively. We believe the performance of the Fund remains competitive with industry peers, while maintaining a high degree of quality and liquidity throughout the period.

The Fund seeks to maximize income while attempting to preserve capital and maintain liquidity by investing in securities issued or guaranteed as to principal and interest by the U.S. Government or its Agencies and repurchase agreements fully backed by such instruments.

U.S. money market returns modestly increased during the reporting period, driven by a steady rise in short-term interest rates.

During the first half of the reporting period, the Federal Reserve (“Fed”) increased the Federal Funds Rate target twice to a range of 2.25% to 2.50%. Early in the reporting period the Fed remained committed to reducing its highly accommodative monetary policy including the gradual unwind of its quantitative easing program. The reporting period started with positive trade news between the United States, Mexico, and Canada with the signing of a new trade agreement. This coupled with strong economic growth and labor markets contributed to the Fed’s decision to raise the Federal Funds Rate by 25 basis points in September 2018. During the fourth quarter of 2018 markets struggled with elevated uncertainty stemming from a potential economic slowdown in China and Europe, the unresolved trade dispute between the U.S. and China, and political gridlock in Washington. Despite investor’s concerns the Fed increased the Fed Funds Rate target by an additional 25 basis points at its December meeting but lowered their projection for future monetary policy tightening.

The first half of 2019 was marked by a shift in the tone of monetary policy. The more accommodative stance taken by the Fed was in part a response to the risk sell-off, but it was also rooted in deeper concerns about slowing economic activity and low inflation expectations. At the Fed’s first four meetings of 2019, the Federal Funds Rate was left unchanged as had been expected by most market participants. However, the Fed’s policy stance has since shifted based on the potential economic fallout from broadening trade disputes as well as from inflation measures undershooting the Fed’s targets. At its July meeting the Fed reduced the Federal Funds Rate target by 25 basis points to a range of 2.00% to 2.25%. Given the Fed’s shift in policy, investor’s expectations now point to two additional rate cuts by the end of 2019.

The investment team for the BBH Money Market Fund maintained what it believed to be a prudent investment strategy throughout the period, with a weighted average maturity typically between 30 and 40 days.

BBH U.S. GOVERNMENT MONEY MARKET FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
June 30, 2019

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For performance current to the most recent month-end please call 1-800-575-1265.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

financial statements june 30, 2019	3

BBH U.S. GOVERNMENT MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of
BBH U.S. Government Money Market Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH U.S. Government Money Market Fund (the “Fund”), one of the funds within the BBH Trust, as of June 30, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included

BBH U.S. GOVERNMENT MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 21, 2019

We have served as the auditor of one or more Brown Brothers Harriman investment companies since 1991.

financial statements june 30, 2019	5

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO ALLOCATION
June 30, 2019

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
U.S. Government Agency Obligations	$324,959,629	14.8%
U.S. Treasury Bills	1,685,812,625	77.1
Repurchase Agreements	175,000,000	8.0
Cash and Other Assets in Excess of Liabilities	2,002,743	0.1
NET ASSETS	$2,187,774,997	100.0%

All data as of June 30, 2019. The Fund’s breakdown by security type is expressed as a percentage of net assets and may vary over time.

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
June 30, 2019

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (14.8%)
$ 40,800,000	Federal Home Loan Bank Discount Notes[1,2]	07/05/19	2.396%	$40,789,179
50,000,000	Federal Home Loan Bank Discount Notes[1]	07/31/19	2.327	49,903,417
135,000,000	Federal Home Loan Bank Discount Notes[1,2]	08/14/19	2.228	134,633,700
50,000,000	Federal Home Loan Bank Discount Notes[1]	08/16/19	2.208	49,859,444
50,000,000	Federal Home Loan Bank Discount Notes[1]	09/13/19	2.212	49,773,889
	Total U.S. Government Agency Obligations (Amortized cost $324,959,629)			324,959,629

	U.S. TREASURY BILLS (77.1%)
130,000,000	U.S. Treasury Bill[1,2]	07/02/19	2.367	129,991,481
150,000,000	U.S. Treasury Bill[1,2]	07/05/19	2.362	149,960,839
50,000,000	U.S. Treasury Bill[1]	07/09/19	2.358	49,973,894
110,000,000	U.S. Treasury Bill[1,2]	07/18/19	2.315	109,880,194
110,000,000	U.S. Treasury Bill[1,2]	07/23/19	2.269	109,847,947
180,000,000	U.S. Treasury Bill[1,2]	07/25/19	2.266	179,729,085
175,000,000	U.S. Treasury Bill[1,2]	08/08/19	2.392	174,561,232
25,000,000	U.S. Treasury Bill[1]	08/13/19	2.168	24,935,500
150,000,000	U.S. Treasury Bill[1,2]	08/15/19	2.375	149,557,438
100,000,000	U.S. Treasury Bill[1]	08/22/19	2.324	99,666,261
100,000,000	U.S. Treasury Bill[1]	08/29/19	2.294	99,626,169
150,000,000	U.S. Treasury Bill[1,2]	09/05/19	2.288	149,374,329
75,000,000	U.S. Treasury Bill[1]	09/12/19	2.178	74,670,511
75,000,000	U.S. Treasury Bill[1,2]	09/19/19	2.159	74,642,217
110,000,000	U.S. Treasury Bill[1,2]	10/03/19	2.117	109,395,528
	Total U.S. Treasury Bills (Amortized cost $1,685,812,625)			1,685,812,625

The accompanying notes are an integral part of these financial statements.

financial statements june 30, 2019	7

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2019

Principal Amount		Maturity Date	Interest Rate	Value

	REPURCHASE AGREEMENTS (8.0%)
$ 55,000,000	BNP Paribas (Agreement dated 06/28/19 collateralized by FHLMC 2.500%-5.500%, due 12/01/19-09/01/48, original par $48,070,946, value $20,766,337, FNMA 3.484%-4.500%, due 01/01/34-11/01/48, original par $3,772,656, value $3,445,786, GNMA 3.000%-6.500%, due 02/15/29-01/20/49, original par $39,828,592, value $30,794,572, U.S. Treasury Securities 0.000%-1.875%, due 07/18/19-04/30/22, original par $1,086,000, value $1,093,305)	07/01/19	2.500%	$55,000,000
65,000,000	National Australia Bank Ltd. (Agreement dated 06/28/19 collateralized by U.S. Treasury Notes 2.250%, due 02/15/27, original par $64,300,000, value $66,300,000)	07/01/19	2.450	65,000,000

The accompanying notes are an integral part of these financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2019

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (continued)
$ 55,000,000	Societe Generale (Agreement dated 06/28/19 collateralized by FHLMC 1.550%-5.961%, due 01/01/20-04/01/48, original par $9,749,964, value $5,191,677, FNMA 1.750%-4.000%, due 09/12/19-10/01/48, original par $21,492,316, value $19,882,591, GNMA 3.500%-5.000%, due 06/20/26-05/20/49, original par $35,108,140, value $25,022,811, REFC 0.000%, due 01/15/26- 10/15/29, original par $7,733,000, value $6,002,921)	07/01/19	2.470%	$55,000,000
	Total Repurchase Agreements (Amortized cost $175,000,000)			175,000,000
TOTAL INVESTMENTS (Amortized cost $2,185,772,254)[3]			99.9%	$2,185,772,254
ASSETS IN EXCESS OF OTHER LIABILITIES			0.1%	2,002,743
NET ASSETS			100.0%	$2,187,774,997

[1]	Coupon represents a yield to maturity.
[2]	Coupon represents a weighted average yield.
[3]	The aggregate cost for federal income tax purpose is $2,185,772,254, the aggregate gross unrealized appreciation is $0 and the aggregate gross unrealized depreciation is $0 resulting in net unrealized depreciation of $0.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

REFC – Resolution Funding Corporation.

The accompanying notes are an integral part of these financial statements.

financial statements june 30, 2019	9

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2019

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2019

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At June 30, 2019, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2019.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2019
U.S. Government Agency Obligations	$–	$324,959,629	$–	$324,959,629
U.S. Treasury Bills	–	1,685,812,625	–	1,685,812,625
Repurchase Agreements	–	175,000,000	–	175,000,000
Total Investment, at value	$–	$2,185,772,254	$–	$2,185,772,254

The accompanying notes are an integral part of these financial statements.

financial statements june 30, 2019	11

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019

ASSETS:
Investments, at amortized cost which approximates fair value	$2,010,772,254
Repurchase agreements (Amortized cost $175,000,000)	175,000,000
Cash	2,883,202
Receivables for:
Interest	64,531
Prepaid assets	33,979
Total Assets	2,188,753,966
LIABILITIES:
Payables for:
Dividends declared	429,946
Investment advisory and administrative fees	383,150
Professional fees	60,815
Custody and fund accounting fees	47,509
Shareholder servicing fees	7,801
Transfer agent fees	5,828
Accrued expenses and other liabilities	43,920
Total Liabilities	978,969
NET ASSETS	$2,187,774,997
Net Assets Consist of:
Paid-in capital	$2,187,810,808
Accumulated deficit	(35,811)
Net Assets	$2,187,774,997
NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES
($61,688,276 ÷ 61,693,896 shares outstanding)	$1.00
INSTITUTIONAL SHARES
($2,126,086,721 ÷ 2,126,122,930 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS
For the year ended June 30, 2019

NET INVESTMENT INCOME:
Income:
Interest income	$50,422,011
Expenses:
Investment advisory and administrative fees	4,923,914
Custody and fund accounting fees	258,199
Shareholder servicing fees	94,213
Professional fees	67,861
Board of Trustees’ fees	48,745
Transfer agent fees	30,073
Miscellaneous expenses	132,316
Total Expenses	5,555,321
Expense offset arrangement	(217,297)
Net Expenses	5,338,024
Net Investment Income	45,083,987
NET REALIZED GAIN:
Net realized gain on investments	12,619
Net Increase in Net Assets Resulting from Operations	$45,096,606

The accompanying notes are an integral part of these financial statements.

financial statements june 30, 2019	13

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended June 30,
	2019	2018
INCREASE IN NET ASSETS:
Operations:
Net investment income	$45,083,987	$18,087,309
Net realized gain (loss) on investments	12,619	(24,553)
Net increase in net assets resulting from operations	45,096,606	18,062,756
Distributions declared:
Regular Shares	(826,257)	(401,368)
Institutional Shares	(44,270,349)	(17,697,175)
Total distributions declared	(45,096,606)	(18,098,543)
From Fund Share (Principal) Transactions at Net Asset Value of $1.00 per share:
Fund shares sold and fund shares issued in connection with reinvestments of dividends	7,032,223,805	5,919,315,185
Fund shares repurchased	(6,615,829,390)	(5,669,393,124)
Net increase in net assets resulting from fund share transactions	416,394,415	249,922,061
Total increase in net assets	416,394,415	249,886,274
NET ASSETS:
Beginning of year	1,771,380,582	1,521,494,308
End of year	$2,187,774,997	$1,771,380,582 [1]

[1]	Including distributions in excess of net investment income of $35,811.

The accompanying notes are an integral part of these financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Regular Share outstanding throughout each year.

	For the years ended June 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.02	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders:
From net investment income	(0.02)	(0.01)	0.00 [2]	0.00 [2]	0.00 [2]
From net realized gains	–	–	–	–	0.00 [2]
Total distributions	(0.02)	(0.01)	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.76%	0.81%	0.08%	0.01%	0.01%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$62	$62	$67	$49	$1,127
Ratio of expenses to average net assets before reductions	0.49%	0.50%	0.48%	0.48%	0.51%
Expense reimbursement[3]	–%	–%	0.10%	0.38%	0.44%
Expense offset arrangement	0.01%	0.02%	0.00%[4]	0.00%[4]	0.00%[4]
Ratio of expenses to average net assets after reductions	0.48%	0.48%	0.38%	0.10%	0.07%
Ratio of net investment income to average net assets	1.75%	0.78%	0.08%	0.01%	0.01%

[1]	Calculated using average shares outstanding for the year.
[2]	Less than $0.01 per share.
[3]	During the year ended June 30, 2019, 2018, 2017, 2016 and 2015, the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $-, $-, $50,768, $2,511,954 and $5,166,811, respectively.
[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

financial statements june 30, 2019	15

BBH U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for an Institutional Share outstanding throughout each year.

	For the years ended June 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.02	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders:
From net investment income	(0.02)	(0.01)	0.00 [2]	0.00 [2]	0.00 [2]
From net realized gains	–	–	–	–	0.00 [2]
Total distributions	(0.02)	(0.01)	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.02%	1.06%	0.22%	0.02%	0.01%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$2,126	$1,710	$1,455	$1,605	$438
Ratio of expenses to average net assets before reductions	0.24%	0.26%	0.24%	0.25%	0.26%
Expense reimbursement[3]	–%	–%	–%	0.05%	0.19%
Expense offset arrangement	0.01%	0.02%	0.00%[4]	0.00%[4]	0.00%[4]
Ratio of expenses to average net assets after reductions	0.23%	0.24%	0.24%	0.20%	0.07%
Ratio of net investment income to average net assets	2.02%	1.07%	0.21%	0.03%	0.01%

[1]	Calculated using average shares outstanding for the year.
[2]	Less than $0.01 per share.
[3]	During the year ended June 30, 2019, 2018, 2017, 2016 and 2015, the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $-, $-, $-, $573,823 and $1,015,043, respectively.
[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the 1940 Act, as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to create an unlimited number of series, each of which may issue a separate class of shares. The Fund currently offers two classes of shares, Regular Shares and Institutional Shares. At June 30, 2019, there were seven series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the amortized cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the

financial statements june 30, 2019	17

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2019

coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the marked-to-market value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements are disclosed on a gross basis and information related to collateral, which could be offset in event of default, are shown in the Portfolio of Investments.

E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2019

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of June 30, 2019, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended June 30, 2019, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $826,257 and $44,270,349 to Regular and Institutional shareholders, respectively, during the year ended June 30, 2019.

The tax character of distributions paid during the years ended June 30, 2019 and 2018, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total Distributions paid
2019:	$45,096,606	$–	$45,096,606	$45,096,606
2018:	18,098,543	$–	18,098,543	18,098,543

financial statements june 30, 2019	19

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2019

As of June 30, 2019 and 2018, respectively, the components of retained earnings/(accumulated deficit) on a tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Retained earnings/ (accumulated deficit)	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2019:	$419,596	$–	$419,596	$(25,461)	$(429,946)	$–	$(35,811)
2018:	228,081	$–	228,081	(38,080)	(225,812)	$–	(35,811)

The Fund had $25,461 of post-December 22, 2010 net capital loss carryforwards as of June 30, 2019 attributable to short-term capital losses.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

There are no significant differences between book-basis and tax-basis unrealized appreciation/(depreciation) for investments for the current year.

To the extent future capital gains are offset by future capital loss carryforwards, if any, such gains will not be distributed.

G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2019

provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the year ended June 30, 2019, the Fund incurred $4,923,914 for services under the Agreement.
B.	Investment Advisory and Administrative Fee Waiver. BBH has voluntarily agreed to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount necessary to maintain the minimum annualized yield of the Fund at 1 basis point (0.01%). The amount credited each day will offset the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the year ended June 30, 2019, BBH did not waive any fees because the Fund’s annualized yield exceeded 0.01%.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Regular Shares of the Fund calculated daily and paid monthly at an annual rate of 0.20% of the Regular Shares’ average daily net assets. For the year ended June 30, 2019, the Regular Shares of the Fund incurred $94,213 in shareholder servicing fees.
D.	Shareholder Servicing Fee Waiver. BBH has voluntarily agreed to waive its Shareholder Servicing Fee for the Regular Shares only when the Investment Advisory and Administrative Fee waiver described above is not enough to maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day will offset to the daily accrual of the Shareholder Servicing Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the year ended June 30, 2019, BBH did not waive any fees.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% per annum of average daily net assets. For the year ended June 30, 2019, the Fund incurred $258,199 in gross custody and fund accounting fees. These fees for the Fund were reduced by $217,297 as a result of an expense offset arrangement with the Fund’s custodian, which expired on December 31, 2018. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. Upon the expiration of the expense offset arrangement, the Fund received interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund under the revised agreement for the year ended June 30, 2019 was $225,367. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the

financial statements june 30, 2019	21

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2019

custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended June 30, 2019 was $54,398. This amount is included in the “Custody and fund accounting fees” in the Statement of Operations.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act (referred to here as an “Independent Trustee”) receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2019, the Fund incurred $48,745 in Independent Trustee compensation and reimbursements.
G.	Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.
4.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of beneficial interest, at no par value. Transactions in Regular Shares and Institutional Shares were as follows:

	For the year ended June 30, 2019		For the year ended June 30, 2018
	Shares	Dollars	Shares	Dollars
Regular Shares
Shares sold	251,599,891	$251,599,891	196,612,835	$196,612,835
Shares issued in connection with reinvestments of dividends	483,671	483,671	248,045	248,045
Shares redeemed	(252,123,777)	(252,123,777)	(201,832,295)	(201,832,295)
Net decrease	(40,215)	$(40,215)	(4,971,415)	$(4,971,415)
Institutional Shares
Shares sold	6,780,037,992	$6,780,037,992	5,722,226,237	$5,722,226,237
Shares issued in connection with reinvestments of dividends	102,251	102,251	228,068	228,068
Shares redeemed	(6,363,705,613)	(6,363,705,613)	(5,467,560,829)	(5,467,560,829)
Net increase	416,434,630	$416,434,630	254,893,476	$254,893,476

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2019

5.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. BBH has no legal obligation to provide financial support to the Fund and you should not expect that BBH as the Fund’s sponsor will provide financial support to the Fund at any time. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in the Fund’s inability to maintain a stable $1.00 NAV, resulting in material dilution or other unfair results to shareholders (stable NAV risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of an issuer, guarantor or counterparty to a transaction to perform (credit risk) or changes in interest rates (interest rate risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform (management risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). The Fund’s investments in certain U.S. government agency securities may not be backed by the U.S. Treasury and may be supported only by the credit of the issuer (U.S. government agency securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Fund’s investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities. The U.S. Securities and Exchange Commission (the ”SEC“) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the Fund (Regulatory Risk). The absence of an active market for the Fund’s variable and floating rate securities could make it difficult for the Fund to dispose of them if the issuer defaults (Variable and Floating Rate Instrument Risk).

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service

financial statements june 30, 2019	23

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2019

providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
6.	Money Market Reform. Money market funds are required to comply with the SEC adopted amendments to the governing rules for money market funds. Government money market funds, such as BBH U.S. Government Money Market Fund, are permitted to continue to transact fund shares at a NAV calculated using the amortized cost valuation method. The Fund’s Board of Trustees has determined not to impose any liquidity-based redemption fees or redemption gates on the Fund as permitted by the SEC amendments. As a government money market fund, the Fund must invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities.
7.	Recent Pronouncements.
A.	ASU 2018-13. On August 28, 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework —Changes to the Disclosure Requirements for Fair Value Measurement (the “ASU 2018-13”). ASU 2018-13 modifies the disclosure objective paragraphs of Accounting Standards Codification 820 to eliminate (1) “at a minimum” from the phrase “an entity shall disclose at a minimum” and (2) other similar “open ended” disclosure requirements to promote the appropriate exercise of discretion by entities. ASU 2018-13 also eliminates and modifies other requirements under ASU 2018-13. ASU 2018-13 is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application is permitted. The Fund has adopted ASU 2018-13 and the Fund’s financial statements have been prepared in accordance with this guidance.
B.	Regulation S-X. In October 2018, the SEC adopted amendments to certain disclosure requirements that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, U.S. GAAP or changes in the information environment”. The compliance date for the amendments to Regulation S-X is November 5, 2018 (for reporting period end dates of September 30, 2018 and after).

The Fund’s financial statements were prepared in compliance with the new amendments to Regulation S-X.

8.	Subsequent Events. Management has evaluated events and transactions that have occurred since June 30, 2019 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES
June 30, 2019 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2019 to June 30, 2019).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

financial statements june 30, 2019	25

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES (continued)
June 30, 2019 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period January 1, 2019 to June 30, 2019[1]
Regular Shares
Actual	$1,000	$1,010	$2.49
Hypothetical[2]	$1,000	$1,022	$2.51

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period January 1, 2019 to June 30, 2019[1]
Institutional Shares
Actual	$1,000	$1,011	$1.25
Hypothetical[2]	$1,000	$1,024	$1.25

[1]	Expenses are equal to the Fund’s annualized net expense ratio of 0.50% and 0.25% for Regular and Institutional Shares, respectively, multiplied by 181/365 (to reflect the one half-year period).
[2]	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST
June 30, 2019 (unaudited)

Conflicts of Interest

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all investment management clients, including the Fund. BBH, including the Investment Adviser, has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, BBH, including the Investment Adviser, monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH, including the Investment Adviser, has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. The Investment Adviser has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

financial statements june 30, 2019	27

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)
June 30, 2019 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, including the Investment Adviser, manages funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, including the Investment Adviser, faces conflicts of interest when it renders investment advisory services to different clients and, from time to time, provides dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and BBH’s Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients managed by BBH. Accordingly, such Other Clients managed by BBH, may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by BBH could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, the investment methods and strategies that the Investment Adviser utilizes in managing the Fund are utilized by BBH, including the Investment Adviser, in managing investments for Other Clients. From time to time, BBH, including the Investment Adviser, establishes, sponsors and is affiliated with other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because BBH may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH has implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)
June 30, 2019 (unaudited)

example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s accounting agent is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because investment advisory and administrative fees are calculated by reference to the Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH however is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order. Allocations of aggregated trades, particularly trade orders that were only partially filled due to limited availability, raise a potential conflict of interest because BBH has an incentive to allocate trades to certain accounts or funds.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

financial statements june 30, 2019	29

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)
June 30, 2019 (unaudited)

Valuation. When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

BBH U.S. GOVERNMENT MONEY MARKET FUND

ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2019 (unaudited)

In January 2019, the Fund reported on Form 1099 the tax status of all distributions made during the calendar year 2018. Shareholders should use the information on Form 1099 for their income tax returns.

financial statements june 30, 2019	31

TRUSTEES AND OFFICERS OF BBH U.S. GOVERNMENT MONEY MARKET FUND

(unaudited)

Information pertaining to the Trustees of the BBH Trust (the “Trust”) and executive officers of the BBH Trust is set forth below. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trusteeˆ	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Independent Trustees
H. Whitney Wagner Birth Year: 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment adviser.	7	None.
Andrew S. Frazier Birth Year: 1948	Trustee	Since 2010	Retired.	7	Director of Western World Insurance Group, Inc.
Mark M. Collins Birth Year: 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment adviser.	7	Chairman of Dillon Trust Company.
John M. Tesoro Birth Year: 1952	Trustee	Since 2014	Retired.	7	Trustee, Bridge Builder Trust (8 Funds); Director of Teton Advisors, Inc. (a registered investment adviser).

TRUSTEES AND OFFICERS OF BBH U.S. GOVERNMENT MONEY MARKET FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trusteeˆ	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Interested Trustees
Susan C. Livingston+ 50 Post Office Square Boston, MA 02110 Birth Year: 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co.	7	None.
John A. Gehret+ 140 Broadway New York, NY 10005 Birth Year: 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present).	7	None.

financial statements june 30, 2019	33

TRUSTEES AND OFFICERS OF BBH U.S. GOVERNMENT MONEY MARKET FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Year: 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Year: 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Year: 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Year: 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since 2015; Executive Director, Counsel, Morgan Stanley Smith Barney LLC (2009-2015).
Keith M. Kelley 50 Post Office Square Boston, MA 02110 Birth Year: 1983	Anti-Money Laundering Officer (“AMLO”)	Since 2016	Vice President of BBH&Co. since 2016; joined BBH&Co. in 2016; Director, Legal and Compliance, Morgan Stanley Smith Barney LLC (2014-2016); Compliance Manager, State Street Corporation (2013-2014).

TRUSTEES AND OFFICERS OF BBH U.S. GOVERNMENT MONEY MARKET FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Crystal Cheung 140 Broadway New York, NY 10005 Birth Year: 1974	Assistant Treasurer	Since 2018	Assistant Vice President of BBH&Co. since 2016; joined BBH&Co. 2014; Financial Reporting Manager, BNY Mellon Corporation (2010-2014).
Brian J. Carroll 50 Post Office Square Boston, MA 02110 Birth Year: 1985	Assistant Secretary	Since 2018	Associate and Investor Services Assistant Counsel of BBH&Co. since 2017; joined BBH&Co. 2014.

#	All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Mr. Wagner previously served on the Board of Trustees of the Predecessor Trust.
+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH&Co., respectively.
ˆ	The Fund Complex consists of the Trust, which has seven series, and each is counted as one “Portfolio” for purposes of this table.

financial statements june 30, 2019	35

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files with the Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov. You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Item 2. Code of Ethics.

As of the period ended June 30, 2019 (the “Reporting Period”), the Registrant has adopted a code of ethics (“Ethical Standards for Principal Executive and Principal Financial Officers”) that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics. A copy of this code of ethics can be obtained upon request, free of charge, by calling (800) 575-1265.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Andrew S. Frazier, Mark M. Collins, and John M. Tesoro possess the attributes identified in Instruction (b) of Item 3 to Form N-CSR to each qualify as an “audit committee financial expert,” and has designated Andrew S. Frazier, Mark M. Collins and John M. Tesoro as the Registrant’s audit committee financial experts. Messrs. Andrew S. Frazier, Mark M. Collins and John M. Tesoro are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $375,000 for 2019 and $305,000 for 2018.

(b)

Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2019 and $0 for 2018.

(c)

Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $41,704 for 2019 and $37,869 for 2018. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $42,000 for 2019 and $63,000 for 2018.

The other services provided to the Registrant consisted of examinations pursuant to Rule 17f-2 of the Investment Company Act of 1940, as amended and filings of Form N-17f-2 “Certificate of Accounting of Securities and Similar Investments in the Custody of Management Investment Companies” with the U.S. Securities and Exchange Commission.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0%.

(f)	Not applicable.
(g)

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not  including  any  sub-adviser whose  role  is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $1,876,875 for 2019 and $1,534,502 for 2018.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.
(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/Jean-Pierre Paquin

Jean-Pierre Paquin

Title:  President (Principal Executive Officer)

Date: September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/Jean-Pierre Paquin

Jean-Pierre Paquin

Title:  President (Principal Executive Officer)

Date: September 6, 2019

By: (Signature and Title)

/s/ Charles H. Schreiber

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: September 6, 2019